INVESTMENT AND OTHER INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Investment And Other Loss Income [Abstract]
Disclosure of finance income (cost) [Table Text Block]
	Year Ended December 31,
	2023	2022
Gain (loss) from investment in silver futures derivatives	$4,279	($376)
Loss from investment in marketable securities (Note 13(a))	(1,640)	(3,865)
Interest income and other	6,510	2,353
	$9,149	($1,888)